LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Loss Per Share
The following table sets forth the computation of the Company`s basic and diluted net loss per ordinary share:

	For the year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8

Net loss	13,846	13,836	10,589
Shares used in computing net loss per ordinary share, basic and diluted	30,351,368	7,986,059	4,058,005
Net loss per ordinary share, basic and diluted	0.46	1.73	2.61

Schedule of Anti-Dilutive Securities
Instruments that may potentially dilute the basic loss per share in the future but were not included in the calculation of diluted loss per share, since their effect is anti-dilutive.

	For the year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8
	(number)
Warrants and share options	22,088,616	6,328,643	3,457,031